CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash Flows From Operating Activities:
Net income (loss)	$ 619,133	$ 363,004
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	257,954	290,715
Realized and unrealized losses (gains) on investments		(3,160)
Non-cash, stock-based compensation	10,286	22,531
Deferred tax expense (benefit)	19,576	(39,649)
Allowance for credit losses and allowance for doubtful accounts, respectively	21,908	1,119
Other, net	25,554	(30,509)
Changes in current assets and current liabilities, net	405,709	160,594
Net cash flows from operating activities	1,360,120	764,645
Cash Flows From Investing Activities:
(Purchases) Sales and maturities of marketable investment securities, net	(31)	(96,031)
Purchases of property and equipment	(148,256)	(183,776)
Other, net	4,454	17,432
Net cash flows from investing activities	(143,833)	(262,375)
Cash Flows From Financing Activities:
Redemption and repurchases of senior notes	(1,100,000)	(22,365)
Advances to/from affiliates	(82,415)
Repayment of long-term debt and finance lease obligations	(23,807)	(10,860)
Other, net		(400)
Net cash flows from financing activities	(1,206,222)	(33,625)
Net increase (decrease) in cash, cash equivalents, restricted cash and cash equivalents	10,065	468,645
Cash, cash equivalents, restricted cash and cash equivalents, beginning of period (Note 4)	78,103	130,076
Cash, cash equivalents, restricted cash and cash equivalents, end of period (Note 4)	$ 88,168	$ 598,721